Stockholders' Equity and Share-Based Compensation - Summary of Activity for Restricted Stock Grants (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares, Nonvested, Beginning Balance	573,353	458,981	248,804
Shares, Granted	138,855	215,800	288,648
Shares, Vested	(128,437)	(97,928)	(72,471)
Shares, Forfeited	(23,997)	(3,500)	(6,000)
Shares, Nonvested, Ending Balance	559,774	573,353	458,981
Weighted Average Grant Date Fair Value, Nonvested, Beginning balance	$ 12.51	$ 10.85	$ 8.43
Weighted Average Grant Date Fair Value, Granted	$ 29.44	$ 15.77	$ 12.18
Weighted Average Grant Date Fair Value, Vested	$ 8.80	$ 11.78	$ 7.81
Weighted Average Grant Date Fair Value, Forfeited	$ 17.44	$ 15.66	$ 10.91
Weighted Average Grant Date Fair Value, Nonvested, Ending balance	$ 17.35	$ 12.51	$ 10.85